Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000259935
Shareholder Report [Line Items]
Fund Name	Natural Resources ETF
Trading Symbol	TURF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natural Resources ETF (the "fund") for the period of June 11, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natural Resources ETF	$2	0.44%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.44%
AssetsNet	$ 10,040,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	0.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,040 Number of Portfolio Holdings69 Portfolio Turnover Rate0.1%
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	19.7%
Diversified Metals & Mining	16.8
Fertilizers & Agricultural Chemicals	11.9
Precious Metals & Minerals	10.7
Agricultural Products	10.6
US Oil Exploration & Production	6.3
Packaged Foods & Meats	5.7
Ous Oil & Gas Exploration & Production	4.9
Paper & Forest Products	3.9
Other	9.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Corteva	6.8%
Shell	5.3
Nutrien	4.7
Exxon Mobil	4.5
BHP Group	4.0
TotalEnergies	3.2
Chevron	2.9
Agnico Eagle Mines	2.6
Mosaic	2.6
Archer-Daniels-Midland	2.6

Material Fund Change [Text Block]